Share Option Scheme - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 20, 2021 shares	May 13, 2021 shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Effective date of share option scheme	December 21, 2017
Period of share option scheme remain in force	10 years
Weighted average share price for share options in share-based payment arrangement exercised during period | $ / shares	$ 18.4846	$ 14.9131
Fair value of share options granted | $	$ 5,700,000	$ 6,700,000	$ 1,100,000
Fair value per share of options granted | $ / shares	$ 9.497	$ 9.817	$ 0.294
Share option expense | $	$ 2,400,000	$ 1,900,000	$ 1,300,000
Weighted average share price used in share option fair value valuation model (US$ per share) | $ / shares	$ 15.4774
Number of share options outstanding	9,529	14,241	18,013			14,311
Number of shares issued					20,809,850
Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding	9,529,158
Additional share capital amount | $	$ 953
Share premium before issue expenses | $	$ 27,600,000
Percentage of options outstanding	3.10%
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued				17,231,150
Ordinary Shares | Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued	9,529,158